Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€) € in Thousands		12 Months Ended
	May 12, 2011	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment transaction
Proceeds from exercise of stock options		€ 12,653	€ 15,864	€ 47,404
Stock Options
Share-based payment transaction
Proceeds from exercise of stock options		12,445	17,014	43,508
Intrinsic value of stock options exercised		€ 4,402	5,231	29,440
Vesting period		4 years
2011 SOP
Share-based payment transaction
Vesting period	4 years
Expense from equity-settled share-based payment transactions		€ 0	€ 1,992	€ 6,713